Goodwill and Other Identifiable Intangible Assets (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of acquired trademarks with indefinite lives	$ 324	$ 316
Aggregate amortization expense of identifiable intangible assets	109	120	123
Depreciation and Amortization, Discontinued Operations	1
Estimated future amortization of identifiable intangible assets in 2013	102
Estimated future amortization of identifiable intangible assets in 2014	100
Estimated future amortization of identifiable intangible assets in 2015	100
Estimated future amortization of identifiable intangible assets in 2016	80
Estimated future amortization of identifiable intangible assets in 2017	$ 70